Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO International Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 02, 2018
Fidelity ZERO International Index Fund
Bar Chart Table:
Annual Return 2019	21.67%
Annual Return 2020	11.05%
Annual Return 2021	8.21%
Annual Return 2022	(15.95%)